UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2003

Item 1. Reports to Stockholders

Fidelity®

Magellan®

Fund

Semiannual Report

September 30, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including the possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of September 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	4.6	4.0
General Electric Co.	3.4	3.5
American International Group, Inc.	3.2	3.1
Microsoft Corp.	3.2	3.2
Viacom, Inc. Class B (non-vtg.)	3.0	3.3
Pfizer, Inc.	2.5	2.8
Exxon Mobil Corp.	2.1	2.4
Merck & Co., Inc.	2.0	2.3
Bank of America Corp.	1.9	2.2
Johnson & Johnson	1.9	2.0
	27.8
Top Five Market Sectors as of September 30, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.2	23.3
Consumer Discretionary	16.7	18.5
Health Care	13.9	15.7
Information Technology	13.9	11.2
Consumer Staples	8.6	7.4
Asset Allocation (% of fund's net assets)
As of September 30, 2003 *		As of March 31, 2003 **
	Stocks 95.6%		Stocks 96.2%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 3.8%
* Foreign investments	2.2%	** Foreign investments	1.8%

Semiannual Report

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 16.7%
Hotels, Restaurants & Leisure - 0.6%
Extended Stay America, Inc. (a)(c)	5,859,603	$ 87,484
McDonald's Corp.	5,947,400	140,002
Park Place Entertainment Corp. (a)	4,029,200	36,303
Starwood Hotels & Resorts Worldwide, Inc. unit	3,973,827	138,289
		402,078
Household Durables - 0.3%
Black & Decker Corp.	1,200,000	48,660
Centex Corp.	600,000	46,728
Leggett & Platt, Inc.	5,600,000	121,128
		216,516
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	1,000,000	48,360
InterActiveCorp (a)	1,800,000	59,490
		107,850
Leisure Equipment & Products - 0.0%
Mattel, Inc.	500,000	9,480
Media - 8.6%
AOL Time Warner, Inc. (a)	44,886,854	678,240
Citadel Broadcasting Corp.	145,000	2,865
Clear Channel Communications, Inc.	19,032,854	728,958
Comcast Corp.:
Class A (a)	9,356,359	288,924
Class A (special) (a)	8,236,600	243,309
Cox Communications, Inc. Class A (a)	3,439,400	108,754
EchoStar Communications Corp. Class A (a)	2,400,000	91,848
Fox Entertainment Group, Inc. Class A (a)	4,000,000	111,960
Gannett Co., Inc.	1,492,300	115,743
Journal Communications, Inc. Class A	100,500	1,663
Liberty Media Corp. Class A (a)	3,000,000	29,910
McGraw-Hill Companies, Inc.	2,026,000	125,875
News Corp. Ltd. ADR	4,100,000	134,480
Omnicom Group, Inc.	3,401,576	244,403
Tribune Co.	1,733,922	79,587
Univision Communications, Inc. Class A (a)	2,090,000	66,734
Viacom, Inc. Class B (non-vtg.)	49,059,937	1,878,996
Walt Disney Co.	19,201,500	387,294
		5,319,543
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.9%
Federated Department Stores, Inc.	1,447,300	$ 60,642
Kohl's Corp. (a)	2,900,000	155,150
Target Corp.	8,900,000	334,907
		550,699
Specialty Retail - 5.5%
AutoNation, Inc. (a)	7,130,427	125,068
Best Buy Co., Inc. (a)	8,998,900	427,628
Gap, Inc.	3,369,300	57,682
Home Depot, Inc.	32,662,500	1,040,301
Limited Brands, Inc.	9,500,000	143,260
Lowe's Companies, Inc.	17,915,000	929,789
Office Depot, Inc. (a)	11,643,800	163,595
PETsMART, Inc.	717,000	16,276
Staples, Inc. (a)	15,662,000	371,973
TJX Companies, Inc.	7,000,000	135,940
Williams-Sonoma, Inc. (a)	350,000	9,443
		3,420,955
Textiles Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	150,000	8,190
Liz Claiborne, Inc.	5,095,600	173,505
NIKE, Inc. Class B	3,398,500	206,697
		388,392
TOTAL CONSUMER DISCRETIONARY		10,415,513
CONSUMER STAPLES - 8.6%
Beverages - 2.3%
PepsiCo, Inc.	13,024,700	596,922
The Coca-Cola Co.	19,966,100	857,744
		1,454,666
Food & Staples Retailing - 2.5%
CVS Corp.	12,348,686	383,550
Safeway, Inc. (a)	614,000	14,085
Sysco Corp.	500,000	16,355
Wal-Mart Stores, Inc.	20,087,840	1,121,906
		1,535,896
Household Products - 2.0%
Colgate-Palmolive Co.	3,979,700	222,425
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Household Products - continued
Kimberly-Clark Corp.	4,900,000	$ 251,468
Procter & Gamble Co.	8,300,000	770,406
		1,244,299
Personal Products - 0.9%
Avon Products, Inc.	2,546,000	164,370
Gillette Co.	12,106,200	387,156
		551,526
Tobacco - 0.9%
Altria Group, Inc.	12,866,400	563,548
TOTAL CONSUMER STAPLES		5,349,935
ENERGY - 7.4%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	8,021,000	237,341
BJ Services Co. (a)	500,000	17,085
Cooper Cameron Corp. (a)	1,795,500	82,970
Diamond Offshore Drilling, Inc.	500,000	9,550
GlobalSantaFe Corp.	500,000	11,975
Halliburton Co.	5,299,600	128,515
Nabors Industries Ltd. (a)	1,900,000	70,794
Noble Corp. (a)	300,000	10,197
Pride International, Inc. (a)	1,500,000	25,425
Schlumberger Ltd. (NY Shares)	9,388,100	454,384
Smith International, Inc. (a)	278,600	10,024
Transocean, Inc. (a)	2,312,563	46,251
Weatherford International Ltd. (a)	2,020,000	76,316
		1,180,827
Oil & Gas - 5.5%
Anadarko Petroleum Corp.	2,900,000	121,104
Apache Corp.	3,051,605	211,598
BP PLC sponsored ADR	5,068,842	213,398
Burlington Resources, Inc.	4,029,925	194,242
ChevronTexaco Corp.	13,200,000	943,140
ConocoPhillips	4,752,059	260,175
Devon Energy Corp.	721,600	34,774
EnCana Corp.	400,000	14,496
Exxon Mobil Corp.	35,510,336	1,299,678
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Occidental Petroleum Corp.	3,021,400	$ 106,444
Shell Transport & Trading Co. PLC (Reg.)	3,200,000	20,139
		3,419,188
TOTAL ENERGY		4,600,015
FINANCIALS - 23.2%
Capital Markets - 4.0%
Bank of New York Co., Inc.	4,604,400	134,034
Charles Schwab Corp.	5,425,000	64,612
Federated Investors, Inc. Class B (non-vtg.)	250,000	6,925
Goldman Sachs Group, Inc.	5,948,500	499,079
J.P. Morgan Chase & Co.	11,483,100	394,215
Lehman Brothers Holdings, Inc.	900,000	62,172
Merrill Lynch & Co., Inc.	8,892,900	476,037
Morgan Stanley	16,350,970	825,070
National Financial Partners Corp.	58,200	1,571
		2,463,715
Commercial Banks - 6.0%
Bank of America Corp.	15,601,954	1,217,576
Bank One Corp.	11,726,900	453,245
Fifth Third Bancorp	2,350,000	130,355
FleetBoston Financial Corp.	8,700,783	262,329
Synovus Financial Corp.	4,059,775	101,454
U.S. Bancorp, Delaware	7,110,674	170,585
Wachovia Corp.	13,822,994	569,369
Wells Fargo & Co.	16,655,000	857,733
		3,762,646
Consumer Finance - 1.5%
American Express Co.	15,683,300	706,689
MBNA Corp.	9,699,950	221,159
		927,848
Diversified Financial Services - 4.7%
CIT Group, Inc.	300,000	8,628
Citigroup, Inc.	63,255,653	2,878,761
Principal Financial Group, Inc.	663,800	20,571
		2,907,960
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - 4.5%
ACE Ltd.	1,000,000	$ 33,080
AFLAC, Inc.	4,047,000	130,718
Allstate Corp.	2,500,000	91,325
American International Group, Inc.	34,158,570	1,970,949
Berkshire Hathaway, Inc. Class A (a)	557	41,775
Hartford Financial Services Group, Inc.	2,400,000	126,312
MetLife, Inc.	5,000,000	140,250
Travelers Property Casualty Corp.:
Class A	10,184,131	161,724
Class B	5,925,605	94,099
W.R. Berkley Corp.	525,000	17,987
XL Capital Ltd. Class A	300,000	23,232
		2,831,451
Real Estate - 0.2%
Equity Office Properties Trust	2,986,400	82,216
Equity Residential (SBI)	2,543,000	74,459
		156,675
Thrifts & Mortgage Finance - 2.3%
Fannie Mae	16,551,900	1,161,943
Freddie Mac	4,615,400	241,616
		1,403,559
TOTAL FINANCIALS		14,453,854
HEALTH CARE - 13.9%
Biotechnology - 1.4%
Amgen, Inc. (a)	4,777,230	308,466
Biogen, Inc. (a)	2,000,000	76,460
Charles River Laboratories International, Inc. (a)	1,354,700	41,576
Genentech, Inc. (a)	2,500,000	200,350
Genzyme Corp. - General Division (a)	1,300,000	60,125
Gilead Sciences, Inc. (a)	2,200,000	123,046
MedImmune, Inc. (a)	1,500,000	49,515
		859,538
Health Care Equipment & Supplies - 1.2%
Baxter International, Inc.	3,200,000	92,992
Boston Scientific Corp. (a)	750,000	47,850
Guidant Corp.	2,300,000	107,755
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	9,700,000	$ 455,124
St. Jude Medical, Inc. (a)	900,000	48,393
		752,114
Health Care Providers & Services - 2.2%
AmerisourceBergen Corp.	1,000,000	54,050
Cardinal Health, Inc.	12,540,336	732,230
McKesson Corp.	642,100	21,376
Medco Health Solutions, Inc. (a)	1,000,000	25,930
UnitedHealth Group, Inc.	11,006,600	553,852
		1,387,438
Pharmaceuticals - 9.1%
Abbott Laboratories	10,846,500	461,519
Allergan, Inc.	250,000	19,683
Bristol-Myers Squibb Co.	9,650,900	247,642
Eli Lilly & Co.	1,000,000	59,400
Forest Laboratories, Inc. (a)	3,000,000	154,350
Johnson & Johnson	23,620,200	1,169,672
Merck & Co., Inc.	24,141,700	1,222,053
Pfizer, Inc.	51,036,195	1,550,480
Schering-Plough Corp.	11,775,900	179,465
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,000,000	57,150
Wyeth	11,428,500	526,854
		5,648,268
TOTAL HEALTH CARE		8,647,358
INDUSTRIALS - 7.6%
Aerospace & Defense - 0.7%
Honeywell International, Inc.	2,676,937	70,537
Lockheed Martin Corp.	4,100,000	189,215
Northrop Grumman Corp.	300,000	25,866
United Technologies Corp.	1,600,000	123,648
		409,266
Airlines - 0.0%
Southwest Airlines Co.	500,000	8,850
Building Products - 0.2%
Masco Corp.	5,665,200	138,684
Commercial Services & Supplies - 0.7%
Cendant Corp. (a)	10,800,000	201,852
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ChoicePoint, Inc. (a)	1,139,066	$ 38,159
Ionics, Inc. (a)	360,000	8,806
Manpower, Inc.	2,605,900	96,679
Republic Services, Inc.	3,200,000	72,448
		417,944
Electrical Equipment - 0.2%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Emerson Electric Co.	2,732,400	143,861
		143,861
Industrial Conglomerates - 5.1%
3M Co.	5,226,240	360,976
General Electric Co.	72,238,400	2,153,427
Tyco International Ltd.	33,369,755	681,744
		3,196,147
Machinery - 0.7%
Caterpillar, Inc.	1,000,000	68,840
Illinois Tool Works, Inc.	3,560,000	235,886
Ingersoll-Rand Co. Ltd. Class A	2,068,850	110,559
Trivest 1992 Special Fund Ltd. (d)	26,600,000	532
		415,817
Road & Rail - 0.0%
CSX Corp.	500,000	14,625
TOTAL INDUSTRIALS		4,745,194
INFORMATION TECHNOLOGY - 13.9%
Communications Equipment - 2.2%
Cisco Systems, Inc. (a)	36,600,000	715,164
Motorola, Inc.	24,700,000	295,659
Nokia Corp. sponsored ADR	6,891,200	107,503
Nortel Networks Corp. (a)	4,800,000	19,680
QUALCOMM, Inc.	5,195,700	216,349
Sonus Networks, Inc. (a)	1,000,000	6,930
Telefonaktiebolaget LM Ericsson ADR (a)	2,300,000	33,764
		1,395,049
Computers & Peripherals - 2.9%
Dell, Inc. (a)	18,500,000	617,715
EMC Corp. (a)	10,316,900	130,302
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	11,200,000	$ 216,832
International Business Machines Corp.	8,606,800	760,239
Lexmark International, Inc. Class A (a)	800,000	50,408
Sun Microsystems, Inc. (a)	7,300,200	24,164
		1,799,660
Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc. (a)	3,698,526	81,774
Flextronics International Ltd. (a)	3,125,000	44,313
Thermo Electron Corp. (a)	2,471,500	53,632
Waters Corp. (a)	3,898,600	106,939
		286,658
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	6,460,900	228,587
IT Services - 0.5%
First Data Corp.	8,150,000	325,674
Total System Services, Inc.	650,000	17,128
		342,802
Semiconductors & Semiconductor Equipment - 3.0%
AMIS Holdings, Inc.	100,000	1,846
Analog Devices, Inc. (a)	3,807,732	144,770
Applied Materials, Inc. (a)	6,300,000	114,282
Intel Corp.	33,945,200	933,832
Intersil Corp. Class A	1,069,700	25,459
KLA-Tencor Corp. (a)	2,100,000	107,940
Linear Technology Corp.	1,078,200	38,610
Micron Technology, Inc. (a)	1,700,000	22,814
Sigmatel, Inc.	50,600	1,043
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (a)	3,000,000	32,490
Texas Instruments, Inc.	17,397,700	396,668
Xilinx, Inc. (a)	1,200,000	34,212
		1,853,966
Software - 4.4%
Adobe Systems, Inc.	3,838,600	150,703
BEA Systems, Inc. (a)	650,000	7,833
Electronic Arts, Inc. (a)	354,100	32,659
Intuit, Inc. (a)	800,000	38,592
Microsoft Corp.	70,604,200	1,962,091
Network Associates, Inc. (a)	2,000,000	27,520
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	12,295,000	$ 137,950
PeopleSoft, Inc. (a)	5,100,000	92,769
Siebel Systems, Inc. (a)	2,400,000	23,328
VERITAS Software Corp. (a)	7,475,000	234,715
		2,708,160
TOTAL INFORMATION TECHNOLOGY		8,614,882
MATERIALS - 1.4%
Chemicals - 0.6%
Dow Chemical Co.	4,000,000	130,160
E.I. du Pont de Nemours & Co.	5,000,000	200,050
Praxair, Inc.	500,000	30,975
		361,185
Containers & Packaging - 0.0%
Packaging Corp. of America (a)	400,000	7,768
Smurfit-Stone Container Corp. (a)	1,100,000	16,478
		24,246
Metals & Mining - 0.3%
Alcoa, Inc.	6,300,000	164,808
Paper & Forest Products - 0.5%
Bowater, Inc.	500,000	21,030
International Paper Co.	5,650,000	220,463
Weyerhaeuser Co.	1,300,000	75,985
		317,478
TOTAL MATERIALS		867,717
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.1%
BellSouth Corp.	12,703,100	300,809
Qwest Communications International, Inc. (a)	7,802,400	26,528
SBC Communications, Inc.	14,377,214	319,893
Verizon Communications, Inc.	18,933,004	614,187
		1,261,417
Wireless Telecommunication Services - 0.8%
AT&T Wireless Services, Inc. (a)	21,477,436	175,685
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	9,700,000	$ 190,993
Vodafone Group PLC sponsored ADR	7,264,500	147,106
		513,784
TOTAL TELECOMMUNICATION SERVICES		1,775,201
TOTAL COMMON STOCKS (Cost $44,759,244)		59,469,669
Nonconvertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	759	90
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,184)		90
Money Market Funds - 4.7%

Fidelity Cash Central Fund, 1.12% (b) (Cost $2,954,683)	2,954,682,722	2,954,683
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $47,715,111)		62,424,442
NET OTHER ASSETS - (0.3)%		(192,605)
NET ASSETS - 100%		$ 62,231,837
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,518,355,000 and $4,527,252,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $248,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $532,000 or 0.0% of net assets.

Income Tax Information
At March 31, 2003, the fund had a capital loss carryforward of approximately $4,133,221,000 of which $1,760,324,000 and $2,372,897,000 will expire on March 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending March 31, 2004 approximately $666,674,000 of losses recognized during the period November 1, 2002 to March 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $39,126) (cost $47,715,111) - See accompanying schedule		$ 62,424,442
Foreign currency held at value (cost $3)		3
Receivable for investments sold		58,791
Receivable for fund shares sold		45,820
Dividends receivable		67,705
Interest receivable		3,051
Other receivables		401
Total assets		62,600,213

Liabilities
Payable for investments purchased	$ 197,708
Payable for fund shares redeemed	92,258
Accrued management fee	26,347
Other payables and accrued expenses	11,161
Collateral on securities loaned, at value	40,902
Total liabilities		368,376

Net Assets		$ 62,231,837
Net Assets consist of:
Paid in capital		$ 52,530,175
Undistributed net investment income		258,757
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,266,426)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,709,331
Net Assets, for 701,421 shares outstanding		$ 62,231,837
Net Asset Value, offering price and redemption price per share ($62,231,837 ÷ 701,421 shares)		$ 88.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended September 30, 2003

Investment Income
Dividends		$ 447,986
Interest		18,734
Security lending		237
Total income		466,957

Expenses
Management fee Basic fee	$ 178,720
Performance adjustment	(20,442)
Transfer agent fees	60,979
Accounting and security lending fees	942
Non-interested trustees' compensation	126
Appreciation in deferred trustee compensation account	97
Custodian fees and expenses	446
Registration fees	286
Audit	203
Legal	220
Miscellaneous	179
Total expenses before reductions	221,756
Expense reductions	(1,433)	220,323
Net investment income (loss)		246,634
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(123,333)
Foreign currency transactions	5
Total net realized gain (loss)		(123,328)
Change in net unrealized appreciation (depreciation) on investment securities		8,518,835
Net gain (loss)		8,395,507
Net increase (decrease) in net assets resulting from operations		$ 8,642,141

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2003	Year ended March 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 246,634	$ 501,849
Net realized gain (loss)	(123,328)	(2,833,789)
Change in net unrealized appreciation (depreciation)	8,518,835	(16,564,859)
Net increase (decrease) in net assets resulting from operations	8,642,141	(18,896,799)
Distributions to shareholders from net investment income	(127,164)	(463,049)
Share transactions Net proceeds from sales of shares	4,157,536	7,979,720
Reinvestment of distributions	124,106	451,374
Cost of shares redeemed	(4,729,167)	(12,724,727)
Net increase (decrease) in net assets resulting from share transactions	(447,525)	(4,293,633)
Total increase (decrease) in net assets	8,067,452	(23,653,481)

Net Assets
Beginning of period	54,164,385	77,817,866
End of period (including undistributed net investment income of $258,757 and undistributed net investment income of $139,287, respectively)	$ 62,231,837	$ 54,164,385
Other Information Shares
Sold	47,954	96,247
Issued in reinvestment of distributions	1,479	5,327
Redeemed	(54,332)	(154,048)
Net increase (decrease)	(4,899)	(52,474)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended September 30,	Years ended March 31,
	2003	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 76.69	$ 102.55	$ 104.50	$ 143.26	$ 129.75	$ 108.82
Income from Investment Operations
Net investment income (loss)E	.35	.69	.45	.37	.59	.73
Net realized and unrealized gain (loss)	11.86	(25.91)	(1.14)	(34.17)	25.04	26.02
Total from investment operations	12.21	(25.22)	(.69)	(33.80)	25.63	26.75
Distributions from net investment income	(.18)	(.64)	(.46)	(.27)	(.73)	(.67)
Distributions from net realized gain	-	-	(.80)	(4.69)	(11.39)	(5.15)
Total distributions	(.18)	(.64)	(1.26)	(4.96)	(12.12)	(5.82)
Net asset value, end of period	$ 88.72	$ 76.69	$ 102.55	$ 104.50	$ 143.26	$ 129.75
Total ReturnB,C,D	15.93%	(24.65)%	(.76)%	(24.22)%	21.11%	25.63%
Ratios to Average Net AssetsF
Expenses before expense reductions	.72%A	.77%	.89%	.89%	.75%	.62%
Expenses net of voluntary waivers, if any	.72%A	.77%	.89%	.89%	.75%	.62%
Expenses net of all reductions	.72%A	.76%	.88%	.88%	.74%	.60%
Net investment income (loss)	.80%A	.82%	.43%	.29%	.46%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 62,232	$ 54,164	$ 77,818	$ 80,190	$ 109,095	$ 90,715
Portfolio turnover rate	12%A	21%	15%	24%	28%	37%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Magellan Fund (the fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The fund is currently closed to new accounts. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 18,177,539
Unrealized depreciation	(3,767,032)
Net unrealized appreciation (depreciation)	$ 14,410,507
Cost for federal income tax purposes	$ 48,013,935

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .52% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $685 on sales of shares of the fund all of which was retained. Effective June 23, 2003, after 4:00 p.m. Eastern time, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $19,349 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,158 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $275.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Extended Stay America, Inc.	$ -	$ -	$ -	$ 87,484

Semiannual Report

Report of Independent Auditors

To the Trustees and Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Magellan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 6, 2003

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company Quincy, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Disciplined Equity Fund

Discovery Fund

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Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

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Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAG-USAN-1103
1.792157.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 14, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 14, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 14, 2003